Shareholders' Equity - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended			2 Months Ended
	Sep. 30, 2007	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Carnival Corp	Nov. 30, 2011 Carnival Corp	Nov. 30, 2010 Carnival Corp	Nov. 15, 2012 Carnival Corp	Nov. 30, 2011 CARNIVAL PLC	Nov. 30, 2010 CARNIVAL PLC	Nov. 30, 2012 CARNIVAL PLC	Jan. 16, 2013 Subsequent Event Carnival Corp	Jan. 22, 2013 Subsequent Event Carnival Corp	Jan. 22, 2013 Subsequent Event CARNIVAL PLC
Stockholders Equity Note [Line Items]
Preferred stock, authorized					40	40
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Repurchase of Common Stock (in shares)					2.6	13.5	14.8		1.3			2.1
Share repurchased, Value		90,000,000	454,000,000	524,000,000	90,000,000	413,000,000			41,000,000			78,000,000
Stock repurchase program, remaining authorized amount		244,000,000										1,000,000,000
Share repurchase program additional authorized shares for repurchase					32.8						19.2
Stock repurchase program, remaining authorized shares													32.8	18.1
Treasury Stock Sold (in shares)										14.8
Sales of treasury stock				545,000,000						545,000,000
Common stock reserved for issuance pursuant to convertible notes, employee benefit and dividend reinvestment plans					25
Common stock reserved for issuance pursuant to employee benefit plans											18.8
Dividends payable		$ 583,000,000	$ 194,000,000					$ 400,000,000
Dividends payable, per share								$ 0.50
Dividend payment, date								2012-12
2012 quarterly dividend per share					$ 0.25